OTHER EXPENSE	12 Months Ended
Dec. 31, 2021
OTHER EXPENSE
OTHER EXPENSE	20. OTHER EXPENSE

	2021	2020
Accretion expense	$3,093	$2,629
Loss on derivative instruments	572	27,980
Foreign exchange loss	1,942	16,397
Other expense	940	2,188
	$6,547	$49,194